Segment reconciliation - Non-current assets by geographical area (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
United States of America (USA) [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	€ 4,194	€ 3,953	€ 3,880
Americas other than USA [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	8,374	62	29
Belgium [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	49,426	48,873	46,573
Germany [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	57,918	56,096	56,410
Poland [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	15,506	16,206	15,441
Rest of Europe [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	10,410	10,125	10,140
Asia-Pacific [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	2,658	1,039	744
All countries [member]
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	€ 148,486	€ 136,354	€ 133,217